RESEARCH AND DEVELOPMENT EXPENSES, net	12 Months Ended
Dec. 31, 2017
RESEARCH AND DEVELOPMENT EXPENSES, net.
RESEARCH AND DEVELOPMENT EXPENSES, net

NOTE 18 - RESEARCH AND DEVELOPMENT EXPENSES, net:

	Year Ended December 31
	2017	2016	2015
	U.S. dollars in thousands
Payroll and related expenses	653	652	621
Professional services	2,218	1,816	1,953
Share-based payments	793	841	842
Clinical and pre-clinical trials	28,221	21,013	13,611
Intellectual property development	401	428	216
Other	964	772	713
Discount from service provider*	(281)	(281)	(185)
	32,969	25,241	17,771

*Discount provided to the Company by its Canadian service provider due to certain Canadian authorities’ incentives programs.